Derivatives - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives
Derivative financial assets	$ 2,847.1	$ 1,574.8
Derivative financial liabilities	786.9	356.9
Equity derivative contracts
Derivatives
Notional amount	6,186.4	4,156.1
Cost	269.8	140.5
Derivative financial assets	2,090.2	1,121.2
Derivative financial liabilities	1.4	0.4
Foreign currency derivative contracts
Derivatives
Cost		3.1
Derivative financial assets	51.1	204.2
Derivative financial liabilities	147.4	134.3
Other derivative contracts
Derivatives
Cost	135.7	137.3
Derivative financial assets	705.8	249.4
Derivative financial liabilities	$ 638.1	$ 222.2